STOCKHOLDERS' (DEFICIT) EQUITY - Summary of company's outstanding stock options (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Number Of Shares Underlying Options
Outstanding	6,725,000
Outstanding and exercisable	3,475,000
Stock Options
Number Of Shares Underlying Options
Outstanding	6,725,000		5,900,000		6,180,000
Granted	200,000		3,600,000		400,000
Exercised
Expired	(3,700,000)		(2,775,000)		(680,000)
Outstanding	3,225,000		6,725,000		5,900,000		6,180,000
Outstanding and exercisable	1,525,000		3,612,500
Weighted Average Exercise Price
Outstanding	$ 0.46		$ 0.51		$ 0.48
Granted	$ 0.10		$ 0.10		$ 0.10
Exercised
Expired	$ 0.10		$ 0.10		$ 0.04
Outstanding	0.84		0.46		0.51		$ 0.48
Outstanding and exercisable - Weighted average exercise price	1.63		0.75
Weighted Average Fair Value
Outstanding	0.30		0.36		0.34
Granted	$ 0.07		$ 0.04		$ 0.10
Exercised
Expired	$ 0.10		$ 0.10		$ 0.04
Outstanding	0.51		0.30		$ 0.36		$ 0.34
Outstanding and exercisable	$ 1.08		$ 0.51
Options outstanding - Weighted average remaining contractual life (in years)	3 years 22 days		1 year 7 months 28 days		2 years 3 months 29 days		1 year 11 months 27 days
Options outstanding and exercisable - Weighted average remaining contractual life (in years)	1 year 6 months 7 days		1 year 26 days
Options outstanding - Intrinsic value		[1]		[2]		[2]		[2]
Options outstanding and exercisable - Intrinsic value		[1]		[2]

[1]	The aggregate intrinsic value is based on the $0.035 closing price as of September 30, 2015 for the Company's Common Stock.
[2]	The aggregate intrinsic value is based on the $0.048 closing price as of December 31, 2014 for the Company's Common Stock.